Operations by Geographic Area (Details 2) (Property, Plant and Equipment, Other Types, Geographic concentration)	12 Months Ended
Dec. 31, 2013
Korea
Operations by Geographic Area
Concentration of risk, rate (as a percent)	82.00%
United States of America
Operations by Geographic Area
Concentration of risk, rate (as a percent)	18.00%